CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net premiums		$ 8,267	$ 4,137	$ 3,011
Other policy revenue		781	413	224
Net investment income		4,264	1,809	978
Investment related gains (losses)		369	425	(80)
Net investment results from reinsurance funds withheld		422	128	280
Total revenues		14,103	6,912	4,413
Policyholder benefits and claims incurred		(8,162)	(3,939)	(2,852)
Interest sensitive contract benefits		(1,874)	(687)	(239)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired		(1,237)	(632)	(371)
Change in fair value of insurance-related derivatives and embedded derivatives		234	41	(43)
Change in fair value of market risk benefits		(107)	166	152
Other reinsurance expenses		(26)	(21)	(13)
Operating expenses		(1,356)	(777)	(411)
Interest expense		(362)	(249)	(104)
Total benefits and expenses		(12,890)	(6,098)	(3,881)
Net income before income taxes		1,213	814	532
Income tax recovery (expense)		34	(17)	(31)
Net income		1,247	797	501
Attributable to:
Non-controlling interests		33	1	2
Net income		$ 1,247	$ 797	$ 501
Net income per Class C share, Basic (in dollars per share)		$ 8.69	$ 10.51	$ 13.75
Class A exchangeable and Class B shareholders
Attributable to:
Net income	[1]	$ 14	$ 5	$ 6
Class C Shares
Attributable to:
Net income		$ 1,200	$ 791	$ 493

[1]	On August 29, 2024, the Company redesignated all of its Class A-1 exchangeable shares into its Class A exchangeable shares. Amounts attributable to Class A exchangeable and Class B shareholders include amounts attributable to Class A-1 exchangeable shareholders prior to the redesignation. For further details, refer to Note 23.